Inventory - Schedule of inventories (Details)	Dec. 31, 2019 CAD ($)
Classes Of Inventories [Line Items]
Inventory	$ 942,939
Capitalized Cost
Classes Of Inventories [Line Items]
Inventory	2,041,436
Biological asset fair value adjustment
Classes Of Inventories [Line Items]
Inventory	(415,920)
Impairment
Classes Of Inventories [Line Items]
Inventory	(682,577)
Harvested cannabis
Classes Of Inventories [Line Items]
Work in process	539,331
Finished good	21,191
Inventory	560,522
Harvested cannabis | Capitalized Cost
Classes Of Inventories [Line Items]
Work in process	1,576,556
Finished good	82,463
Inventory	1,659,019
Harvested cannabis | Biological asset fair value adjustment
Classes Of Inventories [Line Items]
Work in process	(431,627)
Finished good	15,707
Inventory	(415,920)
Harvested cannabis | Impairment
Classes Of Inventories [Line Items]
Work in process	(605,598)
Finished good	(76,979)
Inventory	(682,577)
Hemp products
Classes Of Inventories [Line Items]
Raw materials	100,000
Inventory	100,000
Hemp products | Capitalized Cost
Classes Of Inventories [Line Items]
Raw materials	100,000
Inventory	100,000
Hemp products | Biological asset fair value adjustment
Classes Of Inventories [Line Items]
Raw materials	0
Inventory	0
Hemp products | Impairment
Classes Of Inventories [Line Items]
Raw materials	0
Inventory	0
Other inventory
Classes Of Inventories [Line Items]
Supplies	282,417
Inventory	282,417
Other inventory | Capitalized Cost
Classes Of Inventories [Line Items]
Supplies	282,417
Inventory	282,417
Other inventory | Biological asset fair value adjustment
Classes Of Inventories [Line Items]
Inventory	0
Other inventory | Impairment
Classes Of Inventories [Line Items]
Inventory	$ 0